6. EQUIPMENT	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 6. EQUIPMENT

		September 30, 2013			December 31, 2012
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Office equipment	$118,915	$93,356	$25,559	$122,931	$90,900	$32,031
Computer equipment	510,245	380,015	130,230	523,893	353,944	169,949
Field equipment	524,078	294,249	229,829	540,422	274,694	265,728
Buildings	271,758	210,899	60,859	280,936	209,077	71,859
	$1,424,996	$978,519	$446,477	$1,468,182	$928,615	$539,567